Investment in Associates (Tables)	12 Months Ended
Mar. 31, 2024
Investment in Associates [abstract]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates	The summary of the investment in NUAG common shares and its market value as at the respective reporting dates are as follows:
	Number of shares	Amount	Value of NUAG’s common shares per quoted market price
Balance, April 1, 2022	44,042,216	$49,437	$140,275
Purchase from open market	309,400	874
Share of net loss		(2,411)
Share of other comprehensive loss		(894)
Foreign exchange impact		(3,753)
Balance, March 31, 2023	44,351,616	$43,253	$119,621
Participation in bought deal	2,541,890	4,982
Purchase from open market	11,200	15
Dilution Gain		733
Share of net loss		(1,784)
Share of other comprehensive loss		(28)
Foreign exchange impact		(91)
Balance, March 31, 2024	46,904,706	$47,080	$63,693
	Number of shares	Amount	Value of TIN’s common shares per quoted market price
Balance, April 1, 2022	15,514,285	$7,404	$6,208
Participation in private placement	4,000,000	1,181
Dilution loss		(107)
Share of net loss		(490)
Share of other comprehensive income		8
Foreign exchange impact		(554)
Balance, March 31, 2023	19,514,285	$7,442	$6,777
Tincorp shares received under credit facility agreement	350,000	78
Share of net loss		(908)
Share of other comprehensive income		(8)
Impairment		(4,251)
Foreign exchange impact		(7)
Balance, March 31, 2024	19,864,285	$2,346	$2,346

Schedule of Financial Information for Investment	Summarized financial information for the Company’s investment in NUAG on a 100% basis is as follows:
	Years ended March 31,
	2024(1)	2023(1)
Net loss attributable to NUAG’s shareholders as reported by NUAG	$(6,404)	$(8,569)
Net loss of NUAG qualified for pick-up	(6,404)	(8,569)
Other comprehensive income (loss) attributable to NUAG’s shareholders as reported by NUAG shareholders as reported by NUAG	(104)	(3,161)
Comprehensive loss of NUAG qualified for pick-up	$(6,508)	$(11,730)
Company’s share of net loss	(1,784)	(2,411)
Company’s share of other comprehensive income (loss)	(28)	(894)
Company’s share of comprehensive loss	$(1,812)	$(3,305)

(1) NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

	Year ended March 31,
	2024(1)	2023(1)
Net loss attributable to TIN’s shareholders as reported by TIN	$(3,075)	$(1,666)
Other comprehensive income attributable to TIN’s shareholders as reported by TIN	(26)	30
Comprehensive loss of TIN qualified for pick-up	(3,101)	(1,636)
Company’s share of net loss	(908)	(490)
Company’s share of other comprehensive income	(8)	8
Company’s share of comprehensive loss	$(916)	$(482)

(1) TIN’s fiscal year-end is on December 31. TIN’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

Schedule of Consolidated Financial Statements
As at	March 31, 2024	March 31, 2023
Current assets	$24,509	$12,020
Non-current assets	114,048	107,788
Total assets	$138,557	$119,808

Current liabilities	842	3,493
Total liabilities	$842	$3,493

Net assets	$137,715	$116,315
Non-controlling interests	(155)	(88)
Total equity attributable to equity holders of NUAG	$137,870	$116,403
Company’s share of net assets of associate	$37,719	$32,794
Fair value adjustments	9,361	10,459
Carrying value of the investment in NUAG	$47,080	$43,253

As at	March 31, 2024	March 31, 2023
Current assets	$250	$2,640
Non-current assets	20,899	20,701
Total assets	$21,149	$23,341

Current liabilities	1,303	746
Total liabilities	$1,303	$746

Net assets	$19,846	$22,595
Company’s share of net assets of associate	$5,892	$6,625
Fair value adjustments	(3,546)	817
Carrying value of the investment in TIN	$2,346	$7,442